SENIOR PREFERRED SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Nov. 30, 2021 CNY (¥) shares	Nov. 30, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
SENIOR PREFERRED SHARES
Proceeds from issuance of Senior Preferred Shares				¥ 1,514,660	$ 237,683
Convertible Senior Preferred Shares
SENIOR PREFERRED SHARES
Percentage of the original aggregate subscription price of the Senior Preferred Sahres			100.00%
Initial conversion ratio of Senior Preferred Shares to Ordinary shares			1
Convertible Senior Preferred Shares | Centurium Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement			$ 240,000
Senior Preferred Shares issued (in shares) | shares	295,384,615	295,384,615
Proceeds from issuance of Senior Preferred Shares	¥ 1,527,360	$ 240,000
Issue price per share (in US dollars per share) | $ / shares		$ 0.8125
Convertible Senior Preferred Shares | Joy Capital
SENIOR PREFERRED SHARES
Value of temporary equity to be issued under the investment agreement			$ 10,000